ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2013	2014
Accrued payroll and welfare	$2,588,312	$3,309,850
Accrued professional fees	624,825	576,786
Other tax payable	1,378,963	2,263,055
Interest payable	305,087	148,995
Government subsidy	908,496	—
Contingent liability (Note 17)	—	400,000
Others	1,655,938	2,256,977
Total	$7,461,621	$8,955,663